Financial Instruments - Fair Values of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 314	$ 205
Derivative Liabilities, Total	(337)	(235)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	175	112
Derivative Liabilities, Total	(274)	(190)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	119	75
Derivative Liabilities, Total	(261)	(178)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	56	37
Derivative Liabilities, Total	(13)	(12)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	139	93
Derivative Liabilities, Total	(63)	(45)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	134	86
Derivative Liabilities, Total	(58)	(37)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	5	7
Derivative Liabilities, Total	$ (5)	$ (8)